Apr. 10, 2017
Virtus KAR International Small-Cap Fund
Virtus KAR International Small-Cap Fund

Virtus KAR Emerging Markets Small-Cap Fund

and Virtus KAR International Small-Cap Fund,

each a series of Virtus Opportunities Trust

Supplement dated August 7, 2017 to the

Summary and Statutory Prospectuses dated April 10, 2017, as supplemented

Important Notice to Investors

Virtus KAR International Small-Cap Fund

Under the heading “Principal Investment Strategies” in the fund’s summary prospectus and summary section of the statutory prospectus, the second sentence of the second paragraph is hereby revised to read: “The fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the MSCI All Country World ex U.S. Small Cap Index on a rolling three-year basis. As of July 31, 2017, the market capitalization range of companies included in the MSCI All Country World ex U.S. Small Cap Index over the past three years was $3 million to $9 billion.”